DEAN WITTER SHORT-TERM US TREASURY TRUST
                     TWO WORLD TRADE CENTER
                    NEW YORK, NEW YORK 10048





                                   August 6, 1997


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Dean Witter Short-Term US Treasury Trust
     File Nos. 33-41187 AND 811-6330
     Rule 497(j) Filing

Dear Sir/Madam:

     On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on July 31, 1997.


                                   Very truly yours,
                               /s/ Lou Anne McInnis
                                   Lou Anne McInnis
                                   Assistant Secretary



cc: Barry Fink
    Randolph Koch

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